INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,897,120	$ 3,452,567
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,897,120	$ 3,452,567